DTF TAX-FREE INCOME INC.

SCHEDULE OF INVESTMENTS

July 31, 2021

(Unaudited)

Principal Amount (000)	Description (a)	Value

	LONG-TERM INVESTMENTS - 151.6%

	Alabama - 2.2%
$2,000	Jefferson Cnty. Brd. of Ed. Pub. Sch.
	Warrants,
	5.00%, 2/01/46	$2,473,643

	Alaska - 0.3%
290	Anchorage Elec. Util. Rev.,
	Prerefunded 12/01/24 @ $100 (b)
	5.00%, 12/01/36	335,935

	Arizona - 4.6%
1,350	Arizona Brd. of Regents Rev.,
	Arizona St. Univ.,
	5.00%, 7/01/37	1,631,014
650	Arizona St. Hlth. Fac. Auth. Rev.,
	Scottsdale Lincoln Hosp. Proj.,
	5.00%, 12/01/42	742,660
1,000	Maricopa Cnty. Indl. Dev. Auth. Rev.,
	Banner Hlth.,
	4.00%, 1/01/34	1,146,082
190	Northern Arizona Univ. Rev.,
	5.00%, 6/01/40
	Prerefunded 6/01/24 @ $100 (b)	215,472
310	Northern Arizona Univ. Rev.,
	5.00%, 6/01/40	346,374
1,000	Northern Arizona Univ. SPEED Rev.,
	(Stimulus Plan for Econ. and Edl. Dev.),
	5.00%, 8/01/38
	Prerefunded 8/01/23 @ $100 (b)	1,096,550

		5,178,152

	California - 17.3%
1,150	California St. Hlth. Facs. Fin. Auth. Rev.,
	Kaiser Permanente,
	4.00%, 11/01/44	1,340,351
330	California St. Hlth. Facs. Fin. Auth. Rev.,
	Providence St. Joseph Hlth.,
	4.00%, 10/01/36	378,152
1,500	California St. Hlth. Facs. Fin. Auth. Rev.,
	Sutter Hlth.,
	5.00%, 11/15/46
	Prerefunded 11/15/25 @ $100 (b)	1,800,523

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2021

(Unaudited)

Principal Amount (000)	Description (a)	Value

$100	California St. Muni. Fin. Auth. Student
	Hsg. Rev., Bowles Hall Foundation,
	5.00%, 6/01/35	$112,573
100	California St. Muni. Fin. Auth. Student
	Hsg. Rev., Orchard Park Student HSD Proj.,
	4.00%, 5/15/39, BAM	122,215
100	California St. Muni. Fin. Auth. Student
	Hsg. Rev., Orchard Park Student HSD Proj.,
	4.00%, 5/15/40, BAM	121,859
1,000	California St. Gen. Oblig.,
	5.00% 10/01/28	1,147,938
1,000	California St. Pub. Wks. Brd. Lease Rev.,
	Dept. of Corrections and Rehab.,
	5.25%, 9/01/29	1,104,679
600	Contra Costa Cnty. Successor Agy.
	to Redev. Agy., Tax Allocation,
	5.00%, 8/01/35, BAM	738,152
1,000	Garden Grove Successor Agy. to Agy.
	Cmty. Dev., Tax Allocation,
	5.00%, 10/01/31, BAM	1,185,825
2,000	Gilroy Unified Sch. Dist. Gen. Oblig.,
	4.00%, 8/01/41	2,294,512
280	Lancaster Successor Agy. to Redev. Agy.,
	Tax Allocation,
	5.00%, 8/01/33, AGM	334,952
250	Palm Desert Successor Agy. to Redev.
	Agy., Tax Allocation,
	5.00%, 10/01/28, BAM	307,817
1,215	San Marcos Successor Agy. to Redev.
	Agy., Tax Allocation,
	5.00%, 10/01/32	1,426,208
2,000	San Mateo Successor Agy. to Redev.
	Agy., Tax Allocation,
	5.00%, 8/01/30	2,306,459
1,000	Santa Clarita Cmnty. Clg. Dist. Gen. Oblig.,
	3.00%, 8/01/49	1,065,337
1,000	Temple City Unified Sch. Dist. Gen. Oblig.,
	4.00%, 8/01/43	1,123,935
575	Univ. of California Rev.,
	5.00%, 5/15/46	761,238
1,750	Univ. of California Rev.,
	4.00%, 5/15/48	2,033,648

		19,706,373

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2021

(Unaudited)

Principal Amount (000)	Description (a)	Value

	Colorado - 4.7%
$175	Colorado St. Hsg. & Fin. Auth. Rev.,
	3.60%, 11/01/38	$185,971
320	Colorado St. Rural Colorado COP,
	4.00%, 12/15/40	395,858
1,000	Eagle River Wtr. & Santn. Dist.
	Enterprise Wstwtr. Rev.,
	5.00%, 12/01/42
	Prerefunded 12/01/22 @ $100 (b)	1,064,030
2,015	Public Auth. for Colorado Energy,
	Natural Gas Purch. Rev.,
	6.25%, 11/15/28	2,577,600
1,000	Univ. of Colorado Enterprise Rev.,
	4.00%, 6/01/43	1,172,944

		5,396,403

	Connecticut - 7.6%
900	Connecticut St. Gen. Oblig.,
	5.00%, 9/15/35	1,143,592
705	Connecticut St. Gen. Oblig.,
	4.00%, 4/15/38	840,451
500	Connecticut St. Hlth. & Edl. Facs. Auth.
	Rev., Univ. of New Haven,
	5.00%, 7/01/43	581,265
550	Connecticut St. Hlth. & Edl. Facs. Auth.
	Rev., Yale-New Haven Hosp.,
	5.00%, 7/01/48	597,882
250	Connecticut St. Hgr. Edu. Supplemental
	Loan Auth. Rev.,
	3.25%, 11/15/36	261,532
500	Connecticut St. Hsg. Auth. Rev.,
	3.00%, 5/15/33	537,015
500	Connecticut St. Hsg. Auth. Rev.,
	3.20%, 11/15/33	536,627
150	Connecticut St. Hsg. Auth. Rev.,
	1.85%, 5/15/38	148,649
1,255	Connecticut St. Spl. Tax Oblig. Rev.,
	3.125%, 5/01/40	1,401,927
1,000	S. Central Connecticut Reg. Wtr. Auth. Rev.,
	5.00%, 8/01/41
	Prerefunded 8/01/21 @ $100 (b)	1,000,000
1,300	Univ. of Connecticut Spec. Oblig. Rev.,
	5.00%, 11/15/43	1,616,784

		8,665,724

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2021

(Unaudited)

Principal Amount (000)	Description (a)	Value

	District of Columbia - 1.1%
$1,000	District of Columbia Gen. Oblig.,
	5.00%, 6/01/43	$1,252,800

	Florida - 21.5%
755	Brevard Cnty. Sch. Brd. Ref. COP,
	5.00%, 7/01/32	933,869
750	Broward Cnty. Port Fac. Rev.,
	4.00%, 9/01/49	865,927
1,000	Central Florida Expwy. Auth. Rev.,
	4.00%, 7/01/36	1,135,956
1,175	Escambia Cnty. Hlth. Fac. Auth. Rev.,
	Baptist Hosp.,
	3.00%, 8/15/50, AGM	1,252,765
2,350	Florida St. Brd. of Gov. Florida State Univ.
	Dorm Rev.,
	5.00%, 5/01/33	2,546,130
1,000	Hillsborough Cnty. Aviation Auth. Rev.,
	Tampa Int’l. Arpt.,
	5.00%, 10/01/44	1,132,019
500	Lee Cnty. Tran. Fac. Rev.,
	5.00%, 10/01/35, AGM	569,718
1,080	Miami Beach Hlth. Facs. Auth. Rev.,
	Mt. Sinai Med. Ctr.,
	5.00%, 11/15/39	1,203,048
500	Miami Beach Redev. Agy. Rev.,
	5.00%, 2/01/40, AGM	553,201
1,250	Miami-Dade Cnty. Ed. Facs. Auth. Rev.,
	Univ. of Miami,
	5.00%, 4/01/45	1,427,490
2,220	Miami-Dade Cnty. Sch. Brd. Ref. COP,
	5.00%, 2/01/34	2,619,712
250	Miami-Dade Cnty. Aviation Rev.,
	5.00%, 10/01/32
	Prerefunded 10/01/22 @ $100 (b)	264,000
1,000	Reedy Creek Impvt. Dist. Gen. Oblig.,
	5.00%, 6/01/38
	Prerefunded 6/01/23 @ $100 (b)	1,089,649
2,035	Seminole Cnty. Sales Tax Rev.,
	5.25%, 10/01/31, NRE	2,715,894
2,190	Seminole Cnty. Sch. Brd. COP,
	5.00%, 7/01/33	2,633,501

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2021

(Unaudited)

Principal Amount (000)	Description (a)	Value

$830	S. Florida Wtr. Mgmt. Dist. COP,
	5.00%, 10/01/35	$989,972
470	Tallahassee Hlth. Facs. Rev.,
	Tallahassee Memorial Hlthcare.,
	5.00%, 12/01/41	540,968
665	Tampa-Hillsborough Cnty. Expwy. Auth. Rev.,
	4.00%, 7/01/42	769,666
1,000	Tampa-Hillsborough Cnty. Expwy. Auth. Rev.,
	5.00%, 7/01/47	1,217,518

		24,461,003

	Georgia - 0.5%
500	Atlanta Arpt. Passenger Fac. Charge Gen. Rev.,
	5.00%, 1/01/32	556,106

	Idaho - 0.3%
240	Idaho St. Hlth. Facs. Auth. Rev.,
	St. Luke’s Hlth. Sys.,
	5.00%, 3/01/37	299,257

	Illinois - 15.3%
500	Chicago Multi-Family Hsg. Rev.,
	4.90%, 3/20/44, FHA	501,677
1,000	Chicago O’Hare Intl. Arpt. Rev.,
	Customer Fac. Charge,
	5.125%, 1/01/30, AGM	1,067,688
620	Chicago O’Hare Intl. Arpt. Rev.,
	5.25%, 1/01/42	757,488
250	Chicago Sales Tax Rev.,
	5.00%, 1/01/30
	Prerefunded 1/01/25 @ $100 (b)	290,216
250	Chicago Wtrwks. Rev.,
	5.00%, 11/01/30	302,730
650	Chicago Wtrwks. Rev.,
	5.25%, 11/01/32, AGM	822,094
250	Chicago Wtrwks. Rev.,
	5.00%, 11/01/36, AGM	310,128
865	Chicago Wtrwks. Rev.,
	5.00%, 11/01/44	977,035
170	Illinois St. Fin. Auth. Rev.,
	Advocate Hlth. Care Network,
	5.00%, 5/01/45
	Prerefunded 5/01/25 @ $100 (b)	199,380

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2021

(Unaudited)

Principal Amount (000)	Description (a)	Value

$1,055	Illinois St. Fin. Auth. Rev.,
	Advocate Hlth. Care Network,
	5.00%, 5/01/45
	Prerefunded 5/01/25 @ $100 (b)	$1,239,487
525	Illinois St. Fin. Auth. Rev.,
	Northwestern Memorial Hlthcare.,
	(fka Centegra Hlth. Sys.),
	5.00%, 9/01/42	596,957
520	Illinois St. Fin. Auth. Rev.,
	Northwestern Memorial Hlthcare.,
	5.00%, 8/15/37	545,597
1,070	Illinois St. Fin. Auth. Rev.,
	Rush Univ. Med. Ctr.,
	4.00%, 11/15/39	1,179,034
1,000	Illinois St. Fin. Auth. Rev.,
	Rush Univ. Med. Ctr.,
	5.00%, 11/15/39	1,154,664
1,000	Illinois St. Gen. Oblig.,
	5.00%, 2/01/27	1,222,877
2,020	Illinois St. Gen. Oblig.,
	5.50%, 1/01/29	2,642,294
750	Illinois St. Toll Hwy. Auth. Rev.,
	5.00%, 1/01/41	895,887
330	Railsplitter Tobacco Settlement Auth. Rev.,
	5.00%, 6/01/27	398,674
1,000	Sales Tax Securitization Corp. Rev.,
	5.00%, 1/01/48	1,208,437
1,000	Univ. of Illinois Aux. Facs. Sys. Rev.,
	5.00%, 4/01/34	1,112,244

		17,424,588

	Indiana - 2.4%
240	Indiana St. Fin. Auth. Hosp. Rev.,
	Indiana Univ. Hlth.,
	5.00%, 12/01/28	277,222
2,000	Indiana St. Fin. Auth. Hosp. Rev.,
	Parkview Hlth.,
	5.00%, 11/01/43	2,508,327

		2,785,549

	Kentucky - 1%
900	Kentucky Bond Dev. Corp.
	Transient Room Tax Rev.,
	5.00%, 9/01/43	1,106,647

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2021

(Unaudited)

Principal Amount (000)	Description (a)	Value

	Louisiana - 4.7%
$1,250	Louisiana St. Stadium & Exposition Dist. Rev.,
	5.00%, 7/01/30	$1,362,314
605	Louisiana St. Stadium & Exposition Dist. Rev.,
	5.00%, 7/01/36	658,354
1,250	Louisiana St. Tran. Auth. Rev.,
	5.00%, 8/15/38
	Prerefunded 8/15/23 @ $100 (b)	1,373,036
300	New Orleans Swr. Svc. Rev.,
	5.00%, 6/01/44
	Prerefunded 6/01/24 @ $100 (b)	340,219
500	Port of New Orleans Brd. of
	Commissioners Port Fac. Rev.,
	5.00%, 4/01/33
	Prerefunded 4/01/23 @ $100 (b)	538,212
1,000	Terrebonne Parish Consol. Wtrwks.
	Dist. No. 1 Rev.,
	5.00%, 11/01/37
	Prerefunded 11/01/22 @ $100 (b)	1,060,015

		5,332,150

	Maine - 2.1%
100	Maine St. Hlth. & Hgr. Edl. Facs. Auth. Rev.,
	5.00%, 7/01/33,
	Prerefunded 7/01/23 @ $100 (b)	109,050
905	Maine St. Hlth. & Hgr. Edl. Facs. Auth. Rev.,
	5.00%, 7/01/33	982,880
610	Portland General Arpt. Rev.,
	5.00%, 7/01/31	660,663
540	Portland General Arpt. Rev.,
	5.00%, 7/01/32	584,849

		2,337,442

	Maryland - 1.4%
500	Maryland St. Cmnty. Dev. Admin.,
	Dept. of Hsg. And Cmnty. Dev. Rev.,
	1.95%, 9/01/41	499,809
1,000	Maryland St. Hlth. & Hgr. Edl. Facs. Auth. Rev.,
	Luminis Hlth.,
	5.00%, 7/01/39	1,111,075

		1,610,884

	Massachusetts - 6.2%
3,000	Massachusetts St. Bay Trans. Auth. Rev.,
	5.50%, 7/01/29, NRE	4,088,075
1,000	Massachusetts St. Gen. Oblig.,
	5.50%, 8/01/30, AMBAC	1,399,623

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2021

(Unaudited)

Principal Amount (000)	Description (a)	Value

$300	Massachusetts St. Hsg. Fin. Agy. Rev.,
	3.00%, 12/01/45	$319,988
1,000	Massachusetts St. Port Auth. Rev.,
	5.00%, 7/01/47	1,197,925

		7,005,611

	Michigan - 2.3%
550	Michigan St. Fin. Auth. Rev.,
	Beaumont Hlth. Credit Group,
	5.00%, 11/01/44	642,788
540	Michigan St. Bldg. Auth. Rev.,
	4.00%, 10/15/36	618,193
1,020	Michigan St. Hsg. Dev. Auth. Rev.,
	2.80%, 12/01/45	1,073,757
225	Royal Oak Hosp. Fin. Auth. Rev.,
	William Beaumont Hosp.,
	5.00%, 9/01/39	250,429

		2,585,167

	Minnesota - 0.2%
235	Minnesota St. Hsg. Fin. Agy.,
	2.70%, 7/01/44	246,853

	Mississippi - 0.6%
600	Mississippi St. Gen. Oblig.,
	4.00%, 10/01/39	725,330

	Nebraska - 2.6%
500	Nebraska St. Pub. Pwr. Dist. Gen. Rev.,
	5.00%, 1/01/34	509,535
1,925	Omaha Gen. Oblig.,
	5.25%, 4/01/27	2,432,307

		2,941,842

	New Jersey - 2.5%
400	Camden Cnty. Impvt. Auth. Hlthcare.
	Redev. Rev., Cooper Hlth. Sys.,
	5.00%, 2/15/33	440,713
240	New Jersey St. Tpk. Auth. Rev.,
	4.00%, 1/01/35	283,346
1,750	Tobacco Settlement Financing Corp. Rev.,
	5.25%, 6/01/46	2,155,185

		2,879,244

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2021

(Unaudited)

Principal Amount (000)	Description (a)	Value

	New York - 12.2%
$1,000	Albany Indl. Dev. Agy. Rev.,
	Brighter Choice Charter Sch.,
	5.00%, 4/01/32	$1,003,505
300	Buffalo and Erie Cnty. Indl. Land. Dev. Rev.,
	Catholic Hlth. Sys.,
	5.25%, 7/01/35	349,567
530	Long Island Pwr. Auth. Elec. Sys. Gen. Rev.,
	5.00%, 9/01/42	652,374
235	Long Island Pwr. Auth. Elec. Sys. Gen. Rev.,
	5.00%, 9/01/42
	Prerefunded 9/01/22 @ $100 (b)	247,506
465	Long Island Pwr. Auth. Elec. Sys. Gen. Rev.,
	5.00%, 9/01/42	488,609
600	New York Cntys. Tobacco Trust VI Rev.,
	5.00%, 6/01/45	658,060
3,000	New York City Hsg. Dev. Corp.,
	Sustainable Dev. Bonds,
	2.40%, 11/01/46	3,038,443
100	New York City Indl. Dev. Agy.,
	Queens Baseball Stadium Proj. Rev.,
	3.00%, 01/01/37, AGM	110,503
100	New York City Indl. Dev. Agy.,
	Queens Baseball Stadium Proj. Rev.,
	3.00%, 01/01/39, AGM	109,850
1,250	New York City Indl. Dev. Agy.,
	Queens Baseball Stadium Proj. Rev.,
	3.00%, 01/01/46, AGM	1,347,957
1,185	New York City Transitional Fin. Auth. Rev.,
	3.00%, 5/01/45	1,283,144
2,020	New York St. Dorm. Auth.,
	Personal Inc. Tax Rev.,
	5.00%, 03/15/31	2,348,468
900	Port Auth. of New York and New Jersey Rev.,
	5.00%, 6/01/33	999,209
500	Triborough Bridge & Tunnel Auth. Rev.,
	5.00%, 11/15/30	541,207
195	TSASC Inc. Tobacco Settlement Rev.,
	5.00%, 6/01/34	236,218
400	Utility Debt Securitization Auth.,
	Restructuring Rev.,
	5.00%, 12/15/31	445,100

		13,859,720

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2021

(Unaudited)

Principal Amount (000)	Description (a)	Value

	North Carolina - 0.2%
$245	North Carolina St. Hsg. Fin. Agy. Rev.,
	2.85%, 1/01/43	$257,395

	Ohio - 1.9%
775	Buckeye Tobacco Settlement Fin. Auth. Rev.,
	4.00%, 6/01/48	906,679
570	Northeast Ohio Regl. Swr. Dist. Rev.,
	4.00%, 11/15/43	666,755
595	Ohio St. Hsg. Fin. Agy. Rev.,
	2.45%, 9/01/45	609,631

		2,183,065

	Oregon - 2.2%
500	Oregon St. Gen. Oblig.,
	5.00%, 5/01/41	596,026
570	Port of Portland Intl. Arpt. Rev.,
	5.00%, 7/01/32	641,535
1,000	Washington Cnty. Sch. Dist. 48J
	(Beaverton), Gen. Oblig.
	5.00%, 6/15/36	1,231,519

		2,469,080

	Pennsylvania - 3%
2,000	Delaware River Port Auth. Rev.,
	5.00%, 1/01/34	2,220,326
450	Pennsylvania St. Tpk. Commision Rev.,
	6.375%, 12/01/38	598,827
500	Pennsylvania St. Tpk. Commision Rev.,
	4.00%, 12/01/46	601,736

		3,420,889

	Rhode Island - 2.5%
1,070	Rhode Island St. Clean Wtr. Fin. Agy.,
	Wtr. Poll. Control Rev. (Green Bonds),
	5.00%, 10/01/32	1,225,009
1,600	Rhode Island St. Hlth. & Edl. Bldg. Corp.,
	Higher Ed. Facs. Rev.,
	Providence College,
	5.00%, 11/01/41
	Refunded 11/01/21 @ $100 (b)	1,619,195

		2,844,204

	South Carolina - 2.2%
2,000	Charleston Cnty. Spl. Source Rev.,
	5.00%, 12/01/32	2,208,125
290	SCAGO Edl. Facs. Corp. Rev.,
	Pickens Cnty. Sch. Dist.,
	5.00%, 12/01/24	334,245

		2,542,370

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2021

(Unaudited)

Principal Amount (000)	Description (a)	Value

	Tennessee - 4.4%
$250	Chattanooga-Hamilton Cnty. Hosp. Auth. Rev.,
	Erlanger Hlth. Sys.,
	5.00%, 10/01/34	$281,859
1,000	Tennessee St. Energy Acquisition Corp. Rev.,
	5.25%, 9/01/21	1,003,930
375	Tennessee St. Hsg. Dev. Agy.,
	3.625%, 7/01/32	397,040
385	Tennessee St. Hsg. Dev. Agy.,
	3.90%, 7/01/42	424,313
410	Tennessee St. Hsg. Dev. Agy.,
	4.00%, 7/01/43	455,436
2,000	Tennessee St. Sch. Bond Auth. Rev.,
	5.00%, 11/01/42	2,463,147

		5,025,725

	Texas - 17.1%
850	Austin Indep. Sch. Dist. Gen. Oblig.,
	4.00%, 8/01/36, PSF	983,051
500	Carrollton-Farmers Branch Indep. Sch. Dist. Gen. Oblig.,
	3.00%, 2/15/41, PSF	567,480
500	Cypress-Fairbanks Indep. Sch. Dist. Gen. Oblig.,
	2.25%, 2/15/43, PSF	514,723
500	Cypress-Fairbanks Indep. Sch. Dist. Gen. Oblig.,
	2.25%, 2/15/44, PSF	513,556
550	Cypress-Fairbanks Indep. Sch. Dist. Gen. Oblig.,
	2.25%, 2/15/45, PSF	563,464
650	Dallas Area Rapid Transit Rev.,
	5.00%, 12/01/41	767,257
500	Houston Arpt. Sys. Rev.,
	5.00%, 7/01/32
	Prerefunded 7/01/22 @ $100 (b)	521,788
1,250	Houston Arpt. Sys. Rev.,
	5.00%, 7/01/39	1,569,352
1,000	Houston Hotel Occupancy Tax & Spl. Rev.,
	5.25%, 9/01/29
	Refunded 9/07/21 @ $100 (b)	1,004,871
1,410	Houston Util. Sys. Rev.,
	5.00%, 11/15/32
	Prerefunded 11/15/23 @ $100 (b)	1,567,534
1,625	Keller Indep. Sch. Dist. Gen. Oblig.,
	4.00%, 2/15/47, PSF	1,919,777
1,000	Klein Indep. Sch. Dist. Gen. Oblig.,
	3.00%, 8/01/46, PSF	1,120,516

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2021

(Unaudited)

Principal Amount (000)	Description (a)	Value

$1,000	Lewisville Indep. Sch. Dist. Gen. Oblig.,
	3.00%, 8/15/39, PSF	$1,100,156
1,505	North Texas Twy. Auth. Rev.,
	Convertible CAB,
	0.00%, 9/01/43
	Prerefunded 9/01/31 @ $100 (b)	2,135,861
1,135	North Texas Twy. Auth. Rev.,
	4.00%, 1/01/43	1,305,517
700	San Antonio Indep. Sch. Dist. Sch. Bldg.
	Gen. Oblig.,
	5.00%, 8/15/38, PSF	840,108
250	Spring Branch Indep. Sch. Dist. Sch. Bldg.
	Gen. Oblig.,
	3.00%, 2/01/43, PSF	275,730
1,000	Texas St. Wtr. Development Brd. Rev.,
	St. Wtr. Implementation Fund,
	4.00%, 10/15/47	1,168,797
1,000	Upper Trinity Reg. Wtr. Dist. Rev.,
	4.00%, 8/01/37, AGM	1,030,649

		19,470,187

	Vermont - 0.5%
500	Vermont St. Edl. and Hlth. Bldg. Fin. Agy. Rev.,
	Univ. of Vermont Med. Center,
	5.00%, 12/01/35	597,967

	Virginia - 1.9%
2,000	Virginia St. College Bldg. Auth. Rev.,
	5.00%, 2/01/23	2,148,036

	Washington - 0.4%
450	King Cnty. Gen. Oblig.,
	Adjustable Rate Bond,
	0.03%, 1/01/46	450,000

	Wisconsin - 1.7%
1,400	Wisconsin St. Pub. Fin. Auth. Hosp. Rev.,
	Renown Reg. Med. Ctr.,
	5.00%, 6/01/40	1,645,221

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2021

(Unaudited)

Principal Amount (000)	Description (a)	Value

$250	Wisconsin St. Pub. Fin. Auth.,
	Solid Waste Disp. Rev.,
	2.875%, 5/01/27	$275,719

		1,920,940

	Total Long-Term Investments
	(Cost $157,097,536)	172,496,281

	TOTAL INVESTMENTS - 151.6%
	(Cost $157,097,536)	172,496,281
	Remarketable Variable Rate MuniFund Term Preferred Shares at liquidation value - (57.1)%	(65,000,000)
	Other assets less other liabilities - 5.5%	6,243,229

	NET ASSETS APPLICABLE TO COMMON STOCK - 100.0%	$113,739,510

(a) The following abbreviations are used in the portfolio descriptions:

AGM - Assured Guaranty Municipal Corp.*

AMBAC - Ambac Assurance Corporation*

BAM - Build America Mutual Assurance Company*

CAB - Capital Appreciation Bond

COP - Certificate of Participation

FHA - Federal Housing Authority*

NRE - National Public Finance Guarantee Corporation*

PSF - Texas Permanent School Fund*

* Indicates an obligation of credit support, in whole or in part.

(b) Prerefunded and refunded issues are secured by escrowed cash, U.S. government obligations, or other securities.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.

Note 1. Investment Valuation

The Fund’s investments are carried at fair value which is defined as the price that the Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. For more information about the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements contained in its semi-annual report. The following is a summary of the inputs used to value each of the Fund’s investments at July 31, 2021:

Level 2
Municipal bonds	$172,496,281

There were no Level 1 or Level 3 priced securities held and there were no transfers into or out of Level 3.

Other information regarding the Fund is available on the Fund’s website at www.dpimc.com/dtf or the Securities and Exchange

Commission’s website at www.sec.gov.